Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment, Net.
Schedule of property, plant and equipment
	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
Buildings and improvements	475,282,500	626,308,198	102,725,680
Machinery	836,323,374	891,911,639	146,289,367
Office equipment and furnishing	1,406,173	1,464,293	240,170
Motor vehicles	4,650,976	4,650,975	762,842
Total cost	1,317,663,023	1,524,335,105	250,018,059
Total accumulated depreciation	(277,738,654)	(380,612,477)	(62,427,213)
Construction in progress	8,009,646	—	—
Total property, plant, and equipment, net	1,047,934,015	1,143,722,628	187,590,846